SHORT-TERM BANK LOANS - Schedule of loans (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)
SHORT-TERM BANK LOANS
Short-term bank loans	$ 10,431,850	¥ 72,950,000	$ 16,166,000	¥ 118,000,000
Bank loan with effective interest rate 2.80% with expiration date August 7, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,430,000	¥ 10,000,000
Annual interest rate	2.80%	2.80%
Bank loan with effective interest rate 3.50% with expiration date February 25, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 715,000	¥ 5,000,000
Annual interest rate	3.50%	3.50%
Bank loan with effective interest rate 3.00% with expiration date June 14, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,144,000	¥ 8,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 3.00% with expiration date March 24, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 715,000	¥ 5,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 2.70% with expiration date September 29, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 715,000	¥ 5,000,000
Annual interest rate	2.70%	2.70%
Bank loan with effective interest rate 3.00% with expiration date December 22, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 715,000	¥ 5,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 3.60% with expiration date February 5, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 707,850	¥ 4,950,000
Annual interest rate	3.60%	3.60%
Bank loan with effective interest rate 3.01% with expiration date March 13, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,430,000	¥ 10,000,000
Annual interest rate	3.01%	3.01%
Bank loan with effective interest rate 3.50% with expiration date March 24, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 858,000	¥ 6,000,000
Annual interest rate	3.50%	3.50%
Bank loan with effective interest rate 3.50% with expiration date May 14, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 572,000	¥ 4,000,000
Annual interest rate	3.50%	3.50%
Bank loan with effective interest rate 2.80% with expiration date May 20, 2026
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,430,000	¥ 10,000,000
Annual interest rate	2.80%	2.80%
Short Term Debt 3.95 Percent Due 14th May 2025 [Member]
SHORT-TERM BANK LOANS
Short-term bank loans			$ 548,000	¥ 4,000,000
Annual interest rate			3.95%	3.95%
Bank loan with effective interest rate 3.00% with expiration date January 11, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			3.00%	3.00%
Bank loan with effective interest rate 2.55% with expiration date March 13, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			2.55%	2.55%
Short Term Debt 3.36 Percent Due 20th June 2025, One [Member]
SHORT-TERM BANK LOANS
Short-term bank loans			$ 959,000	¥ 7,000,000
Annual interest rate			3.36%	3.36%
Bank loan with effective interest rate 3.00% with expiration date March 26, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,370,000	¥ 10,000,000
Annual interest rate			3.00%	3.00%
Bank loan with effective interest rate 2.55% with expiration date October 28, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			2.55%	2.55%
Bank loan with effective interest rate 2.55% with expiration date November 5, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			2.55%	2.55%
Bank loan with effective interest rate 2.55% with expiration date May 5, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			2.55%	2.55%
Bank loan with effective interest rate 3.30% with expiration date December 3, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			3.30%	3.30%
Bank loan with effective interest rate 3.10% with expiration date December 5, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,370,000	¥ 10,000,000
Annual interest rate			3.10%	3.10%
Bank loan with effective interest rate 3.00% with expiration date December 25, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,370,000	¥ 10,000,000
Annual interest rate			3.00%	3.00%
Bank loan with effective interest rate 3.00% with expiration date June 26, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,370,000	¥ 10,000,000
Annual interest rate			3.00%	3.00%
Bank loan with effective interest rate 4.15% with expiration date March 27, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 822,000	¥ 6,000,000
Annual interest rate			4.15%	4.15%
Bank loan with effective interest rate 3.40% with expiration date May 6, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			3.40%	3.40%
Bank loan with effective interest rate 3.40% with expiration date May 11, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 685,000	¥ 5,000,000
Annual interest rate			3.40%	3.40%
Bank loan with effective interest rate 4.10% with expiration date April 25, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 411,000	¥ 3,000,000
Annual interest rate			4.10%	4.10%
Bank loan with effective interest rate 4.05% with expiration date August 19, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 274,000	¥ 2,000,000
Annual interest rate			4.05%	4.05%
Bank loan with effective interest rate 3.85% with expiration date November 19, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 411,000	¥ 3,000,000
Annual interest rate			3.85%	3.85%
Bank loan with effective interest rate 3.36% with expiration date June 20, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 411,000	¥ 3,000,000
Annual interest rate			3.36%	3.36%
Bank loan with effective interest rate 3.90% with expiration date January 29, 2025
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,370,000	¥ 10,000,000
Annual interest rate			3.90%	3.90%